Business, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Use of Estimates, Policy [Policy Text Block]
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the
Company’s business and operations. Actual results could differ from these estimates.

Future Policy Benefit Liability [Policy Text Block]
Future Policy Benefit Liabilities and Policyholder Account Balances
The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company’s experience and include a margin for adverse deviation. The most significant assumptions used in the establishment of liabilities for future policy benefits are mortality, benefit election and utilization, withdrawals, policy lapse, and investment returns as appropriate to the respective product type.
For traditional long-duration insurance contracts (term life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the
Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and measured for profitability. In applying the profitability criteria, groupings are limited by segment.
The Company is also required to reflect the effect of investment gains and losses in its premium deficiency testing.
When a premium deficiency exists related to unrealized gains and losses, any reductions in deferred acquisition costs or increases in insurance liabilities are recorded to other comprehensive income (loss) (“OCI”).
Policyholder account balances relate to customer deposits on deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals. The Company may also hold additional liabilities for certain guaranteed benefits related to these contracts.

Minimum Guarantees, Policy [Policy Text Block]
The Company issues directly, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid.
Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for
as
an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or
(ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.
Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits (“GMDB”), the portion of guaranteed minimum income benefits (“GMIB”) that require annuitization, and the life contingent portion of guaranteed minimum withdrawal benefits (“GMWB”).
Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits (“GMAB”) and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent “excess” fees and are reported in universal life and investment-type product policy fees.
Index-linked Annuities
The Company issues index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the Company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the reduction in initial deposit is accreted back up to the initial deposit over the estimated life of the contract.
The Company issues variable annuity contracts with guaranteed minimum benefits. GMDBs, the life contingent portion of GMWBs and certain portions of GMIBs are accounted for as insurance liabilities in future policyholder benefits, while other guarantees are accounted for in whole or in part as embedded derivatives in policyholder account balances and are further discussed in Note 7. The most significant assumptions for variable annuity guarantees included in future policyholder benefits are projected general account and separate account investment returns, and policyholder behavior including mortality, benefit election and utilization, and withdrawals.
Embedded Derivatives
Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.
The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and certain portions of GMIBs are accounted for as embedded derivatives and measured at estimated fair value separately from the host variable annuity contract. These embedded derivatives are classified in policyholder account balances, with changes in estimated fair value reported in net derivative gains (losses).
The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital markets assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.
Capital markets assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly-traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.
The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital markets inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF’s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims-paying ability of the issuing insurance subsidiaries as compared to BHF’s overall financial strength.
Risk margins are established to capture the non-capital markets risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

Insurance Premiums Revenue Recognition, Policy [Policy Text Block]
Recognition of Insurance Revenues and Deposits
Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums for income annuities are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to the amount of expected future benefit payments.
Deposits related to deferred annuities are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, risk charges, policy administration fees and surrender charges. These fees, which are included in universal life and investment-type product policy fees, are recognized when assessed to the contract holder.
Premiums, policy fees, policyholder benefits and expenses are reported net of reinsurance.

Deferred Policy Acquisition Costs, Policy [Policy Text Block]
Deferred Policy Acquisition Costs and Deferred Sales Inducements
The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred policy acquisition costs (“DAC”). These costs mainly consist of commissions and include the portion of employees’
compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.
The Company amortizes DAC related to term life insurance over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC balance is deemed to be unrecoverable from future expected profits.
The Company amortizes DAC on deferred annuities over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, in-force or persistency, benefit elections and utilization, and withdrawals.
When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.
Assumptions for DAC are reviewed at least annually, and if they change significantly, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.
The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.
DAC balances on deferred annuities are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC balances related to unrealized gains and losses are recorded to OCI.
DAC balances and amortization for variable annuities can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company’s practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.
Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Intangible Assets Arising from Insurance Contracts Acquired in Business Combination, Policy [Policy Text Block]
Deferred Policy Acquisition Costs and Deferred Sales Inducements
The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred policy acquisition costs (“DAC”). These costs mainly consist of commissions and include the portion of employees’
compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.
The Company amortizes DAC related to term life insurance over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC balance is deemed to be unrecoverable from future expected profits.
The Company amortizes DAC on deferred annuities over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, in-force or persistency, benefit elections and utilization, and withdrawals.
When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.
Assumptions for DAC are reviewed at least annually, and if they change significantly, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.
The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.
DAC balances on deferred annuities are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC balances related to unrealized gains and losses are recorded to OCI.
DAC balances and amortization for variable annuities can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company’s practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.
Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Sales Inducements to Contract Holders, Policy [Policy Text Block]
The Company also has intangible assets representing deferred sales inducements (“DSI”) which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews
DSI
to determine whether the assets are impaired.

Reinsurance Accounting Policy [Policy Text Block]
Reinsurance
The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and related party reinsurers. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.
For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, premiums, benefits and the amortization of DAC are reported net of reinsurance ceded. Amounts recoverable from reinsurers related to incurred claims and ceded reserves are included in premiums, reinsurance and other receivables and amounts payable to reinsurers included in other liabilities.
If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting.
Deposits received are included in other liabilities and deposits made are included in premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.
The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability in other liabilities. The
Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.
The Company cedes the risk associated with the variable annuities with guaranteed minimum benefits to
Brighthouse Life Insurance Company. Certain features of the ceded guarantees are accounted for as an embedded derivative and measured at fair value.
Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

Investments, Policy [Policy Text Block]
Investments
Net Investment Income and Net Investment Gains (Losses)
Income from investments is reported in net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported in net investment gains
(losses), unless otherwise stated herein.
Fixed Maturity Securities Available-For-Sale
The Company’s fixed maturity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. Publicly-traded security transactions are recorded on a trade date basis, while privately-placed and bank loan security transactions are recorded on a settlement date basis. Investment gains and losses on sales are determined on a specific identification basis.
Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) (collectively, “Structured Securities”)
considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.
Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management’s knowledge of the current market. For credit-sensitive Structured
Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.
The Company regularly evaluates fixed maturity securities for declines in fair value to determine if a credit loss exists. This evaluation is based on management’s case by case evaluation of the underlying reasons for the decline in fair value including, but not limited to an analysis of the gross unrealized losses by severity and financial condition of the issuer.
For fixed maturity securities in an unrealized loss position, when the Company has the intent to sell the security, or it is more likely than not that the Company will be required to sell the security before recovery, the amortized cost basis of the security is written down to fair value through net investment gains (losses).
For fixed maturity securities that do not meet the aforementioned criteria, management evaluates whether the decline in estimated fair value has resulted from credit losses or other factors. If the Company determines the decline in estimated fair value is due to credit losses, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an allowance through net investment gains (losses). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of the allowance related to other-than-credit factors is recorded in OCI.
Once a security specific allowance for credit losses is established, the present value of cash flows expected to be collected from the security continues to be reassessed. Any changes in the security specific allowance for credit losses are recorded as a provision for (or reversal of) credit loss expense in net investment gains (losses).
Fixed maturity securities are also evaluated to determine whether any amounts have become uncollectible. When all, or a portion, of a security is deemed uncollectible, the uncollectible portion is written-off with an adjustment to amortized cost and a corresponding reduction to the allowance for credit losses.
Mortgage Loans
Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and net of an allowance for credit losses. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. The allowance for credit losses for mortgage loans represents the Company’s best estimate of expected credit losses over the remaining life of the loans and is determined using relevant available information from internal and external sources, relating to past events, current conditions, and a reasonable and supportable forecast.
Limited Liability Companies
The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee’s operations; when the Company has virtually no influence over the investee’s operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee’s earnings on a three-month lag in instances where the investee’s financial information is not sufficiently timely or when the investee’s reporting period differs from the Company’s reporting period;
while distributions on investments carried at estimated fair value are recognized as earned or received.
Short-term Investments
Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. The Company’s short-term investments generally involve large dollar amounts that turn over quickly and have short maturities. For the year ended December 31, 2022, gross cash receipts from sales and purchases of short-term investments were $14 million and $1 million, respectively.
Other Invested Assets
Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in “— Derivatives” below.

Derivatives, Policy [Policy Text Block]
Derivatives
Freestanding Derivatives
Freestanding derivatives are carried at estimated fair value on the Company’s balance sheet either as assets in other invested assets or as liabilities in other liabilities. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.
If a derivative is not designated or did not qualify as an accounting hedge, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).
The Company generally reports cash received or paid for a derivative in the investing activity section of the statement of cash flows except for cash flows of certain derivative options with deferred premiums, which are reported in the financing activity section of the statement of cash flows.
Hedge Accounting
The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company’s earnings are affected by the variability in cash flows of the hedged item.
To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.
The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative or hedged item expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.
When hedge accounting is discontinued the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses). The changes in estimated fair value of derivatives previously recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company’s earnings are affected by the variability in cash flows of the hedged item. When the hedged item matures or is sold, or the forecasted transaction is not probable of occurring, the Company immediately reclassifies any remaining balances in OCI to net derivative gains (losses).
Embedded Derivatives
The Company has certain insurance and reinsurance contracts that contain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. These host contracts include: variable annuities with guaranteed minimum benefits; index-linked annuities that are directly written; and ceded reinsurance of variable annuity with guaranteed minimum benefits. Embedded derivatives within asset host contracts are reported in premiums, reinsurance and other receivables. Embedded derivatives within liability host contracts are reported in policyholder account balances. Changes in the estimated fair value of the embedded derivative are reported in net derivative gains (losses).
Derivative Strategies
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate and equity market.
Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates and/or financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter (“OTC”) market. The Company’s
OTC derivatives are settled bilateral contracts between two counterparties (“OTC-bilateral”).
Interest Rate Derivatives
Interest rate caps: The Company uses interest rate caps to protect against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.
Foreign Currency Exchange Rate Derivatives
Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.
Equity Market Derivatives
Equity index options: The Company uses equity index options to hedge index-linked annuity products against adverse changes in equity markets. Equity index options are used in non-qualifying hedging relationships.
Equity total return swaps: The Company uses equity total return swaps to hedge index-linked annuity products against adverse changes in equity markets. Equity total return swaps are used in non-qualifying hedging relationships.
Counterparty Credit Risk
Generally, the credit exposure is the fair value at the reporting date less any collateral received from
thecounterparty.
Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price)
in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.
In determining the estimated fair value of the Company’s investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.
When developing estimated fair values, the Company considers three broad valuation techniques: (i)
the
market
approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The
Company categorizes its assets and liabilities measured at estimated fair value into a three level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2
Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3
Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Policyholder Accounts, Policy [Policy Text Block]
Separate Accounts
Separate accounts underlying the Company’s variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company’s general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset in the same line on the statements of operations.
Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company’s general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held in the general account.
The Company receives asset-based distribution and service fees from mutual funds available to the annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues.

Income Tax, Policy [Policy Text Block]
Income Tax
The Company’s income tax provision was prepared following the modified separate return method. The modified separate return method applies the Accounting Standards Codification 740 — Income Taxes (“ASC 740”) to the
standalone financial statements of each member of the consolidated group as if the member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company’s accounting for income taxes represents management’s best estimate of various events and transactions. Current and deferred income taxes included herein and attributable to periods up until the Company’s separation from MetLife, Inc. (“Separation”) have been allocated to the
Company in a manner that is systematic, rational and consistent with the asset and liability method prescribed by ASC
740.
Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.
The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.
On August 16, 2022, the Inflation Reduction Act was signed into law by President Biden. The Inflation Reduction Act establishes a 15% corporate alternative minimum tax (“CAMT”) for corporations whose average annual adjusted financial statement income for any consecutive three–tax year period ending after December 31, 2021, and preceding the tax year exceeds $1 billion. The provision is effective for tax years beginning after December 31, 2022. The Company elects not to consider any future effects resulting from potential applicability of the CAMT when assessing the valuation allowance for regular deferred taxes.
The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.
The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.
Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included in other liabilities and are charged to earnings in the period that such determination is made.
The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.
The effects of income taxes on amounts recorded in AOCI are also recognized in AOCI. These income tax effects arereleased from AOCI when the related activity is reclassified into results from operations.
Commitments and Contingencies, Policy [Policy Text Block]
Litigation and Other Loss Contingencies
The Company may be a party to or involved in legal disputes, including litigation matters and disputes or other matters involving third parties (e.g., vendors, reinsurers or tax or other authorities), and are subject in the ordinary course to a number of regulatory examinations and investigations. The Company reviews relevant information with respect to litigation and other loss contingencies related to these matters and establishes liabilities when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred.
In matters where it is not probable, but it is reasonably possible that a loss will be incurred and the amount of loss can be reasonably estimated, such losses or range of losses are disclosed, and no accrual is made. In the absence of sufficient information to support an assessment of a reasonably possible loss or range of loss, no accrual is made and no loss or range of loss is disclosed.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents
The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at estimated fair value or amortized cost, which approximates estimated fair value.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Employee Benefit Plans
Brighthouse Services, LLC (“ServiceCo”), an affiliate, sponsors qualified and non-qualified defined contribution plans, and New England Life Insurance Company, an affiliate, sponsors certain frozen defined benefit pension and postretirement plans. Within its statement of operations, the Company has included expenses associated with its participants in these plans.

New Accounting Pronouncements, Policy [Policy Text Block]
Adoption of New Accounting Pronouncements
Changes to GAAP are established by the Financial Accounting Standards Board (“FASB”) in the form of accounting standards updates (“ASU”) to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. There were no significant ASUs adopted as of December 31, 2022.
Future Adoption of New Accounting Pronouncements
In August 2018, the FASB issued new guidance on long-duration contracts (ASU 2018-12, Financial Services-Insurance
(Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts (“LDTI”)). LDTI is effective for fiscal years beginning after January 1, 2023. LDTI will result in significant changes to the measurement, presentation and disclosure requirements for long-duration insurance contracts. A summary of the most significant changes is provided below:
(1) Guaranteed benefits associated with variable annuity and certain fixed annuity contracts will be classified and reported separately on the balance sheets as market risk benefits (“MRB”). MRBs will be measured at fair value through net income and reported separately on the statements of operations, except for instrument-specific credit risk changes, which will be recognized in OCI.
(2) Cash flow assumptions used to measure the liability for future policy benefits on traditional long-duration contracts
(including term life insurance and immediate annuities) will be updated on an annual basis using a retrospective method. The resulting remeasurement gain or loss will be reported separately on the statements of operations along with the remeasurement gain or loss on universal life-type contract liabilities.
(3) The discount rate assumption used to measure the liability for traditional long-duration contracts will be based on an upper-medium grade fixed income yield, updated quarterly, with changes recognized in OCI.
(4) DAC for all insurance products are required to be amortized on a constant-level basis over the expected term of the contracts, using amortization methods that are not a function of revenue or profit emergence. Changes in assumptions used to amortize DAC will be recognized as a revision to future amortization amounts.
(5) There will be a significant increase in required disclosures, including disaggregated roll-forwards of insurance contract assets and liabilities supplemented by qualitative and quantitative information regarding the cash flows, assumptions, methods and judgements used to measure those balances.
LDTI will be applied to the earliest period reported in the financial statements, making the transition date January 1,
2021. The MRB changes are required to be applied on a retrospective basis, while the changes for insurance liability assumption updates and DAC amortization will be applied to existing carrying amounts on the transition date.
LDTI will have a significant impact on the Company’s financial statements. The most significant impact will be the requirement that all variable annuity guarantees be considered MRBs and measured at fair value, because a significant amount of variable annuity guarantees are classified as insurance liabilities under current GAAP. The impacts to the financial statements are highly dependent on market conditions, especially interest rates.
The Company estimates the impact of LDTI adoption to total stockholder’s equity as of December 31, 2021 to be a reduction of less than $200 million. The changes from the adoption of LDTI are primarily driven by the MRB changes and to a lesser extent the requirement to update the discount rate quarterly in the measurement of the liability for traditional long-duration contracts. Based on prevailing interest rates at December 31, 2022, the Company expects the impact of LDTI to total stockholder’s equity as of December 31, 2022 to be significantly lower as compared to such impact as of December 31,
2021.
The Company has made significant progress toward adopting the new guidance, including updating systems, validating computations, establishing proper controls, finalizing accounting policies and preparing financial disclosures. Implementation remains in process as of December 31, 2022 as the Company continues to refine its internal controls and processes in advance of formal implementation in
2023.